Other liabilities (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Other Liabilities

	As at

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Accounts payable and accrued expenses	$1,500	$1,598
Accrued interest payable	2,855	3,496
Cash collateral	19,433	16,195
Commodity liabilities	8,354	8,487
Deferred income	2,945	2,563
Deferred income taxes	52	82
Dividends payable	1,611	1,567
Employee benefit liabilities	2,424	2,699
Insurance related liabilities	341	387
Lease liabilities	5,357	49
Negotiable instruments	1,676	1,671
Payable to brokers, dealers and clients	5,108	3,241
Payroll and related compensation	7,476	7,416
Precious metals certificates	623	431
Provisions	618	581
Taxes payable	2,209	2,202
Other	7,249	5,472
	$69,831	$58,137